FAIR VALUE MEASUREMENTS FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Dec. 31, 2017
FAIR VALUE MEASUREMENTS [Abstract]
Schedule of Assets and Liabilities Measured at Fair Value
The following table presents assets and liabilities that were measured at fair value in the Consolidated Balance Sheet on a recurring basis as of December 31, 2017 and 2016:

	Assets (Liabilities)
	Level 1	Level 2	Level 3	Total
December 31, 2017:
Derivative Instruments:
Assets:
Foreign exchange contracts (1)	$—	$454	$—	$454
Deferred compensation derivatives (3)	—	1,581	—	1,581
Commodities futures and options (4)	390	—	—	390
Liabilities:
Foreign exchange contracts (1)	—	1,427	—	1,427
Interest rate swap agreements (2)	—	1,897	—	1,897
Commodities futures and options (4)	3,054	—	—	3,054
December 31, 2016:
Assets:
Foreign exchange contracts (1)	$—	$2,229	$—	$2,229
Interest rate swap agreements (2)	—	1,768	—	1,768
Deferred compensation derivatives (3)	—	717	—	717
Commodities futures and options (4)	2,348	—	—	2,348
Liabilities:
Foreign exchange contracts (1)	—	825	—	825
Commodities futures and options (4)	10,000	—	—	10,000

(1)
The fair value of foreign currency forward exchange contracts is the difference between the contract and current market foreign currency exchange rates at the end of the period. We estimate the fair value of foreign currency forward exchange contracts on a quarterly basis by obtaining market quotes of spot and forward rates for contracts with similar terms, adjusted where necessary for maturity differences.

(2)
The fair value of interest rate swap agreements represents the difference in the present value of cash flows calculated at the contracted interest rates and at current market interest rates at the end of the period. We calculate the fair value of interest rate swap agreements quarterly based on the quoted market price for the same or similar financial instruments.

(3)	The fair value of deferred compensation derivatives is based on quoted prices for market interest rates and a broad market equity index.

(4)	The fair value of commodities futures and options contracts is based on quoted market prices.

Schedule of Fair Values and Carrying Values of Long-Term Debt
The fair values and carrying values of long-term debt, including the current portion, were as follows:

	Fair Value		Carrying Value
At December 31,	2017	2016	2017	2016
Current portion of long-term debt	$299,430	$243	$300,098	$243
Long-term debt	2,113,296	2,379,054	2,061,023	2,347,455
Total	$2,412,726	$2,379,297	$2,361,121	$2,347,698